Income Taxes - Summary of Deferred Income Tax from Tax Loss Carryforwards (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Tax Loss Carryforwards [Abstract]
Tax loss carryforwards	$ 1,278,180	$ 1,517,650	$ 1,131,181
Unrecognized tax loss carryforwards	(708,212)	(737,766)	(673,415)
Recognized tax loss carryforwards	$ 569,968	$ 779,884	$ 457,766